J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Corporate Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 1, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the JPMorgan Emerging Markets Corporate Debt Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all the Share Classes of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on pages 1-2 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.90	1.90	1.91
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.65	1.65	1.66
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.86	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.65)	(1.65)	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.21	1.71	0.96

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 1.70% and 0.95%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	274	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	174	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

For Class R6 Shares

The tables below replace the corresponding tables on pages 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.66
Shareholder Service Fees	NONE
Remainder of Other Expenses	1.66
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	2.37
Fee Waivers and Expense Reimbursements[1]	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.71

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of the average daily net assets of Class R6 Shares. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	73	580	1,114	2,579

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE